Acquisitions and Equity Method Investments (Details) - Schedule of pro forma information - Unique Logistics International, Inc. [Member] - USD ($)	9 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Acquisitions and Equity Method Investments (Details) - Schedule of pro forma information [Line Items]
Revenue, net	$ 1,040,963,776	$ 339,213,905
Net Income attributable to registrant	$ 18,653,614	$ 1,030,332
Weighted average shares of common stock outstanding, basic and diluted (as previously reported)	$ 582,680,746	$ 655,781,078
Net income per share, basic and diluted	$ 0.03